Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Audit and professional fees	$ 17,294	$ 17,605	$ 1,101
Excise tax payable on FAST II stock redemptions	2,211	2,211
Accrued payroll and related expenses	654	592
Accrued interest	63	9	405
Project-related accruals	50		888
Other	469	423	$ 638
Total	$ 20,741	$ 20,840